Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Intrinsic value of the outstanding options	$ 0
Common stock share issued	8,706,772	8,661,772
Christopher Mulgrew [Member] | Common Stock Issuances [Member]
Common stock share issued	45,000